Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	$ 10,010	$ 12,376
Financial assets: Securities, Fair Value Disclosure	138,851	156,395
Financial assets: Loans receivable, net, Fair Value Disclosure	559,416	507,833
Financial assets: Mortgage servicing rights, Fair Value Disclosure	291	277
Financial assets: Regulatory stock, Fair Value Disclosure	3,412	1,714
Financial assets: Bank owned life insurance, Fair Value Disclosure	18,820	18,284
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,363	2,339
Financial liabilities: Deposits, Fair Value Disclosure	551,175	560,243
Financial liabilities: Short-term borrowings, Fair Value Disclosure	53,235	25,695
Financial liabilities: Other borrowings, Fair Value Disclosure	41,260	23,228
Financial liabilities: Accrued interest payable, Fair Value Disclosure	957	966
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	10,010	12,376	$ 7,863	$ 12,295
Financial assets: Securities	138,851	156,395
Financial assets: Loans receivable, net	552,627	495,260
Financial assets: Mortgage servicing rights	261	271
Financial assets: Investment in FHLB stock	3,412	1,714
Financial assets: Bank owned life insurance	18,820	18,284
Financial assets: Accrued interest receivable	2,363	2,339
Financial liabilities: Deposits	550,909	559,944
Financial liabilities: Short-term borrowings	53,235	25,695
Financial liabilities: Other borrowings	41,126	22,200
Financial liabilities: Accrued interest payable	957	966
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	10,010	12,376
Financial assets: Securities, Fair Value Disclosure	384	398
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	3,412	1,714
Financial assets: Bank owned life insurance, Fair Value Disclosure	18,820	18,284
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,363	2,339
Financial liabilities: Deposits, Fair Value Disclosure	354,162	338,112
Financial liabilities: Short-term borrowings, Fair Value Disclosure	53,235	25,695
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	957	966
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	138,467	155,997
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	0	0
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	0	0
Financial assets: Loans receivable, net, Fair Value Disclosure	559,416	507,833
Financial assets: Mortgage servicing rights, Fair Value Disclosure	291	277
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	197,013	222,131
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	41,260	23,228
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	$ 0	$ 0